Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

November 21, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) on behalf of Eaton Vance Emerging and Frontier Countries Equity Fund and Eaton Vance High Income Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 1, 2019 to the Statutory Prospectus for Eaton Vance Emerging and Frontier Countries Equity Fund dated March 1, 2019 and to the Statutory Prospectus for Eaton Vance High Income Opportunities Fund dated March 1, 2019 as revised June 18, 2019. The purpose of the filing is to submit the 497(e) filing dated November 1, 2019 in XBRL for the Funds.

Please contact me at (617) 672-8509 if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President